Stockholders Equity (Details Narrative 3) (USD $)	Aug. 31, 2013	Aug. 31, 2010	Feb. 27, 2009
Stockholders Equity Details Narrative 3
Value of 10% IUTM noncontrolling interest			$ 212
Impairment loss on IUTM investment		3,186
Cumulative net loss attributable to noncontrolling interest	$ 3,701